UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-10001
Oppenheimer Main Street Opportunity Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 07/31/2008

Item 1. Reports to Stockholders.

July 31, 2008

Oppenheimer Main Street Opportunity Fund®

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

Listing of Top Holdings

ANNUAL REPORT

Fund Performance Discussion

Listing of Investments

Financial Statements

"Recent refinements to our statistical models prompted a shift away from mega-cap stocks and toward improved relative returns over the reporting period's second half."

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries
Oil, Gas & Consumable Fuels	16.4%
Insurance	5.3
Software	5.2
Computers & Peripherals	5.2
Semiconductors & Semiconductor Equipment	5.1
Specialty Retail	4.0
Aerospace & Defense	3.8
Metals & Mining	3.6
Machinery	3.5
Media	3.2
Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2008, and are based on net assets.

Top Ten Common Stock Holdings
Exxon Mobil Corp.	4.0%
Microsoft Corp.	2.2
Chevron Corp.	2.0
Intel Corp.	1.7
International Business Machines Corp.	1.6
Hewlett-Packard Co.	1.6
ConocoPhillips	1.6
General Electric Co.	1.3
Occidental Petroleum Corp.	1.3
Johnson & Johnson	1.1
Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2008, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

8 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2008, and are based on the total market value of common stocks.

9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended July 31, 2008, followed by a graphical comparison of the Fund’s performance to an appropriate broad-based market index.
Management’s Discussion of Fund Performance. For the 12-month period ended July 31, 2008, Oppenheimer Main Street Opportunity Fund produced total returns that were lower than its benchmark, the Russell 3000 Index. We attribute these results, in part, to the Fund’s relatively heavy emphasis on large- and mega-cap stocks over the first half of the reporting period. Although larger companies historically have fared relatively well during economic downturns, the impact of the credit crisis on some of the world’s biggest commercial and investment banks weighed more heavily on the larger market capitalization ranges, on average, than on smaller stocks. We reduced the Fund’s holdings of large- and mega-cap stocks during the reporting period’s second half, and we increased its exposure to mid- and small-cap stocks. While this change made mildly positive contributions to the Fund’s second-half performance, the benefits might have been greater had we made the change over a longer time frame.
     From a sector allocation perspective, we moved from an overweighted to an underweighted position in the financials sector over the second half of the reporting period, but it was not enough to offset earlier weakness. In addition, an underweighted position in our security selection strategy within the health care sector prevented the Fund from benefiting more fully from the area’s relative strength. Comparatively light holdings of biotechnology firms and relatively heavy exposure to HMOs particularly constrained the Fund’s results in the health care sector. On a more positive note, our security selection strategy in the better-performing information technology and materials sectors bolstered the Fund’s relative performance.
     In July 2008, energy stocks declined along with crude oil prices, reversing an upward trend that had prevailed over most of the reporting period. Because the Fund maintained overweighted exposure to the energy sector, this development undermined the Fund’s otherwise strong relative performance over the second half of the reporting period. Indeed, we attribute much of the Fund’s improved performance over the second half of the reporting period to changes we made to the Fund’s quantitative models in an effort to make them more effective when economic and market conditions deviate significantly from historical averages. Although these refinements have been under development for some time, we implemented them in February 2008 when it became clear that the economic downturn and credit crisis were intensifying.
     As of July 31, 2008, we have retained the Fund’s underweighted position in mega- and large-cap stocks, and we have been watchful for opportunities to purchase fundamentally

10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

sound stocks at attractive prices. In addition, we have been preparing for the implementation of our “turn of the year” stock selection model, which we believe will help the Fund capture the effects of investors’ historical, seasonal preference for smaller stocks.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2008. In the case of Class A, Class B, Class C and Class Y, performance is measured from inception of the classes on September 25, 2000. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the Russell 3000 Index. The Russell 3000 Index is an unmanaged index of large-capitalization U.S. companies. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs show the effect of taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index.

11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 17 for further information.

13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 17 for further information.

15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 17 for further information.

16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
Class Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.

18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales

19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES Continued
charges (loads), [redemption fees], or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	February 1, 2008	July 31, 2008	July 31, 2008
Class A	$1,000.00	$926.80	$5.57
Class B	1,000.00	923.60	9.32
Class C	1,000.00	923.10	8.89
Class N	1,000.00	925.60	7.02
Class Y	1,000.00	928.70	3.31

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.10	5.84
Class B	1,000.00	1,015.22	9.77
Class C	1,000.00	1,015.66	9.31
Class N	1,000.00	1,017.60	7.35
Class Y	1,000.00	1,021.43	3.47
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2008 are as follows:

Class	Expense Ratios
Class A	1.16%
Class B	1.94
Class C	1.85
Class N	1.46
Class Y	0.69
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS July 31, 2008

	Shares	Value
Common Stocks—99.6%
Consumer Discretionary—10.9%
Auto Components—0.6%
ATC Technology Corp.[1]	9,700	$243,664
Autoliv, Inc.	74,900	2,924,096
Borg-Warner Automotive, Inc.	87,000	3,507,840
Gentex Corp.	181,300	2,802,898
Goodyear Tire & Rubber Co. (The)[1]	33,200	651,716
Lear Corp.[1]	119,830	1,726,750
Stoneridge, Inc.[1]	35,900	472,803
TRW Automotive Holdings Corp.[1]	148,300	2,750,965
WABCO Holdings, Inc.	58,000	2,619,280

		17,700,012

Automobiles—0.3%
Ford Motor Co.[1]	1,970,740	9,459,552
Distributors—0.2%
Genuine Parts Co.	40,800	1,636,488
LKQ Corp.[1]	189,600	3,886,800

		5,523,288

Diversified Consumer Services—0.2%
H&R Block, Inc.	121,900	2,965,827
Hillenbrand, Inc.	6,200	143,530
Regis Corp.	24,800	694,152
Service Corp. International	259,300	2,481,501
Stewart Enterprises, Inc.	83,000	739,530

		7,024,540

Hotels, Restaurants & Leisure—0.4%
Bob Evans Farms, Inc.	39,000	1,116,960
Carnival Corp.	12,800	472,832
CEC Entertainment, Inc.[1]	20,700	721,602
Chipotle Mexican Grill, Inc., Cl. B1	6,805	435,656
CKE Restaurants, Inc.	46,500	570,555
Denny’s Corp.[1]	93,200	240,456
International Speedway Corp.	28,600	1,052,194
Jack in the Box, Inc.[1]	59,100	1,275,378
Marcus Corp. (The)	7,900	125,689
McDonald’s Corp.	54,500	3,258,555
Papa John’s International, Inc.[1]	14,600	413,034
Speedway Motorsports, Inc.	22,400	432,544
Wyndham Worldwide Corp.	195,400	3,505,476

		13,620,931

Household Durables—0.5%
American Greetings Corp., Cl. A	99,070	1,468,217
Ethan Allen Interiors, Inc.	24,300	609,930
La-Z-Boy, Inc.[2]	32,700	241,326
Lennar Corp., Cl. A	170,300	2,060,630
National Presto Industries, Inc.	7,500	536,100
NVR, Inc.[1]	6,310	3,485,139
Ryland Group, Inc. (The)	43,600	897,724
Snap-On, Inc.	65,900	3,709,511
Stanley Works (The)	41,100	1,828,128

		14,836,705

Internet & Catalog Retail—0.5%
1-800-FLOWERS.com, Inc.[1]	19,600	107,996
IAC/InterActiveCorp[1]	189,000	3,299,940
Liberty Media Corp.-Interactive, Series A1,2	335,000	4,700,050
NetFlix.com, Inc.[1,2]	46,900	1,448,741

F1 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value
Internet & Catalog Retail Continued
Priceline.com, Inc.[1,2]	33,900	$3,896,805
Stamps.com, Inc.[1]	31,900	434,159

		13,887,691

Leisure Equipment & Products—0.4%
Brunswick Corp.[2]	102,700	1,324,830
Callaway Golf Co.	114,100	1,446,788
Hasbro, Inc.	110,000	4,259,200
Leapfrog Enterprises, Inc.[1]	73,900	707,223
Mattel, Inc.	243,900	4,890,195
Polaris Industries, Inc.[2]	21,850	935,180
Steinway Musical Instruments, Inc.[1]	4,900	135,828

		13,699,244

Media—3.2%
Belo Corp., Cl. A	60,200	408,758
Cablevision Systems Corp. New York Group, Cl. A1	173,100	4,202,868
CBS Corp., Cl. B	896,800	14,671,648
Comcast Corp., Cl. A	173,200	3,571,384
Cox Radio, Inc., Cl. A1	39,600	391,644
DirecTV Group, Inc. (The)[1]	873,300	23,596,566
DreamWorks Animation SKG, Inc., Cl. A1	110,500	3,281,850
Harte-Hanks, Inc.	48,900	606,849
Interactive Data Corp.	700	20,160
Marvel Entertainment, Inc.[1]	30,200	1,047,940
Meredith Corp.	24,200	618,552
News Corp., Inc., Cl. A	366,200	5,174,406
Regal Entertainment Group	27,000	449,550
Scholastic Corp.	27,100	698,909
Time Warner Cable, Inc., Cl. A1,2	224,100	6,371,163
Time Warner, Inc.	1,701,800	24,369,776
Viacom, Inc., Cl. B1	33,864	945,822
Walt Disney Co. (The)	317,100	9,623,985

		100,051,830

Multiline Retail—0.3%
Big Lots, Inc.[1]	190,800	5,811,768
Dollar Tree, Inc.[1]	103,600	3,885,000
Fred’s, Inc.	49,800	640,428

		10,337,196

Specialty Retail—4.0%
Aeropostale, Inc.[1]	103,600	3,341,100
America’s Car-Mart, Inc.[1,2]	6,200	123,504
American Eagle Outfitters, Inc.	182,000	2,548,000
AutoNation, Inc.[1]	271,900	2,806,008
AutoZone, Inc.[1]	35,500	4,625,295
bebe stores, inc.	83,000	860,710
Best Buy Co., Inc.	566,400	22,497,408
Brown Shoe Co., Inc.	3,700	59,718
Dress Barn, Inc. (The)[1]	75,500	1,217,815
Finish Line, Inc. (The), Cl. A	83,000	900,550
Foot Locker, Inc.	109,100	1,643,046
Gap, Inc. (The)	1,307,700	21,080,124
Gymboree Corp.[1]	19,100	714,340
Jo-Ann Stores, Inc.[1]	26,700	586,599
Limited Brands, Inc.	229,400	3,782,806
New York & Co., Inc.[1]	68,100	659,208
Office Depot, Inc.[1]	261,300	1,776,840
OfficeMax, Inc.	49,800	635,448
Penske Automotive Group, Inc.	75,400	1,002,820
RadioShack Corp.	117,630	1,962,068
Rent-A-Center, Inc.[1]	69,100	1,464,920
Ross Stores, Inc.	112,200	4,259,112
Sally Beauty Holdings, Inc.[1]	165,700	1,226,180

F2 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value
Specialty Retail Continued
Staples, Inc.	486,600	$10,948,500
TJX Cos., Inc. (The)	779,000	26,260,090
Tractor Supply Co.[1]	40,500	1,539,405
Urban Outfitters, Inc.[1]	110,860	3,659,489
Wet Seal, Inc., Cl. A1	123,700	543,043
Williams-Sonoma, Inc.	68,800	1,199,872

		123,924,018

Textiles, Apparel & Luxury Goods—0.3%
Carter’s, Inc.[1]	43,600	720,708
Columbia Sportswear Co.	3,500	130,585
Fossil, Inc.[1]	13,700	366,886
Hanesbrands, Inc.[1]	123,600	2,649,984
Jones Apparel Group, Inc.	80,800	1,352,592
Liz Claiborne, Inc.	90,100	1,177,607
Perry Ellis International, Inc.[1]	28,200	613,350
Skechers USA, Inc., Cl. A1	17,600	332,640
UniFirst Corp.	4,400	196,988
Warnaco Group, Inc. (The)[1]	27,300	1,145,235
Wolverine World Wide, Inc.	51,180	1,368,041

		10,054,616

Consumer Staples—5.6%
Beverages—0.9%
Coca-Cola Co. (The)	196,200	10,104,300
Pepsi Bottling Group, Inc. (The)	88,000	2,450,800
PepsiCo, Inc.	246,900	16,433,664

		28,988,764

Food & Staples Retailing—1.8%
Casey’s General Stores, Inc.	40,700	1,001,220
Kroger Co. (The)	974,000	27,544,720
Longs Drug Stores, Inc.	27,200	1,271,600
Nash Finch Co.	7,300	288,131
Safeway, Inc.	589,300	15,746,096
Wal-Mart Stores, Inc.	183,400	10,750,908

		56,602,675

Food Products—0.2%
ConAgra Foods, Inc.	4,800	104,064
Del Monte Foods Co.	109,400	928,806
Fresh Del Monte Produce, Inc.[1]	24,700	520,676
Omega Protein Corp.[1]	36,000	563,040
Tyson Foods, Inc., Cl. A	259,200	3,862,080

		5,978,666

Household Products—0.8%
Procter & Gamble Co. (The)	389,267	25,489,203

Personal Products—0.3%
Chattem, Inc.[1,2]	12,300	792,981
Herbalife Ltd.	85,300	3,684,107
NBTY, Inc.[1]	45,100	1,555,499
Nu Skin Asia Pacific, Inc., Cl. A	36,800	594,688
Prestige Brands Holdings, Inc.[1]	57,600	571,392

		7,198,667

Tobacco—1.6%
Altria Group, Inc.	436,100	8,874,635
Lorillard, Inc.	138,318	9,282,521
Philip Morris International, Inc.	494,900	25,561,585
Reynolds American, Inc.	54,800	3,059,484
Universal Corp.	58,100	2,999,122

		49,777,347

Energy—19.0%
Energy Equipment & Services—2.6%
Bristow Group, Inc.[1]	3,800	170,962
Dresser-Rand Group, Inc.[1]	90,700	3,455,670
ENGlobal Corp.[1]	13,800	170,292

F3 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value
Energy Equipment & Services Continued
ENSCO International, Inc.	1,300	$89,882
FMC Technologies, Inc.[1]	62,900	3,885,962
Grey Wolf, Inc.[1]	190,800	1,629,432
Gulf Island Fabrication, Inc.	12,700	563,245
Halliburton Co.	159,300	7,139,826
Key Energy Services, Inc.[1]	33,800	542,828
Lufkin Industries, Inc.	16,600	1,480,720
Newpark Resources, Inc.[1]	80,600	589,992
Noble Corp.	400,100	20,753,187
North American Energy Partners, Inc.[1]	18,500	334,665
Oil States International, Inc.[1]	55,900	3,067,792
Patterson-UTI Energy, Inc.	121,800	3,461,556
Pioneer Drilling Co.[1]	35,700	567,273
Schlumberger Ltd.	215,400	21,884,640
Seacor Holdings, Inc.[1]	18,300	1,531,161
Transocean, Inc.	50,500	6,869,515
Unit Corp.[1]	46,200	3,120,810

		81,309,410

Oil, Gas & Consumable Fuels—16.4%
Abraxas Petroleum Corp.[1]	39,600	144,144
Anadarko Petroleum Corp.	401,600	23,256,656
Apache Corp.[2]	243,600	27,324,612
Arch Coal, Inc.	17,600	991,056
Arlington Tankers Ltd.	13,200	269,148
Bois d’Arc Energy, Inc.[1]	12,700	278,130
Callon Petroleum Co.[1]	19,800	455,202
Chesapeake Energy Corp.	297,900	14,939,685
Chevron Corp.	758,271	64,119,396
ConocoPhillips[2]	623,023	50,851,137
Continental Resources, Inc.[1,2]	20,900	1,193,808
Delta Petroleum Corp.[1]	31,400	598,798
Denbury Resources, Inc.[1]	141,600	3,984,624
Devon Energy Corp.	72,770	6,905,145
El Paso Corp.	57,900	1,038,147
Enbridge Energy Management LLC[1]	2,300	118,519
Enbridge Energy Management LLC[1]	1	12
Exxon Mobil Corp.	1,571,350	126,383,681
Gasco Energy, Inc.[1]	53,400	139,374
GeoResources, Inc.[1]	18,800	304,372
Hess Corp.	239,108	24,245,551
Knightsbridge Tankers Ltd.	20,600	661,466
Marathon Oil Corp.	597,300	29,548,431
Mariner Energy, Inc.[1]	104,500	2,765,070
Massey Energy Co.	59,900	4,447,575
Meridian Resource Corp. (The)[1]	38,000	120,460
Murphy Oil Corp.	109,000	8,690,570
Noble Energy, Inc.	258,000	19,058,460
Occidental Petroleum Corp.	498,200	39,273,106
Overseas Shipholding Group, Inc.	44,100	3,472,875
Plains Exploration & Production Co.[1]	64,400	3,604,468
Rosetta Resources, Inc.[1]	49,200	1,162,104
Spectra Energy Corp.	319,200	8,672,664
Stone Energy Corp.[1]	69,800	3,561,196
Swift Energy Co.[1]	25,600	1,300,992
Teekay Tankers Ltd., Cl. A	16,300	369,358
VAALCO Energy, Inc.[1]	19,700	129,035
Valero Energy Corp.	533,800	17,834,258
VeraSun Energy Corp.[1,2]	97,646	600,523
W&T Offshore, Inc.	83,800	3,708,988

F4 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value
Oil, Gas & Consumable Fuels Continued
Whiting Petroleum Corp.[1]	20,100	$1,882,767
Williams Cos., Inc. (The)	54,900	1,759,545
XTO Energy, Inc.	245,250	11,583,158

		511,748,266

Financials—9.2%
Capital Markets—1.1%
BlackRock, Inc.	46,100	9,990,331
Goldman Sachs Group, Inc. (The)	67,370	12,398,775
Invesco Ltd.	189,800	4,420,442
Knight Capital Group, Inc., Cl. A1	89,800	1,471,822
LaBranche & Co., Inc.[1]	59,600	411,836
SWS Group, Inc.	23,500	444,620
TD Ameritrade Holding Corp.[1]	220,800	4,396,128

		33,533,954

Commercial Banks—0.7%
BancFirst Corp.	500	23,625
City Holding Co.	15,500	689,440
Colonial BancGroup, Inc. (The)[2]	156,400	1,041,624
Community Bank System, Inc.	27,900	658,440
Community Trust Bancorp, Inc.	3,000	92,460
First Horizon National Corp.[2]	179,600	1,688,240
First Midwest Bancorp, Inc.	24,000	492,720
Frontier Financial Corp.[2]	24,400	281,820
International Bancshares Corp.	28,500	701,100
MainSource Financial Group, Inc.	19,400	346,290
National Penn Bancshares, Inc.[2]	80,300	1,078,429
NBT Bancorp, Inc.	28,700	711,473
Old National Bancorp	58,800	892,584
Pacific Capital Bancorp[2]	76,600	1,001,162
Park National Corp.[2]	8,400	526,092
Popular, Inc.[2]	344,690	2,368,020
Republic Bancorp, Inc., Cl. A	3,300	102,102
Simmons First National Corp.	7,700	229,075
Southside Bancshares, Inc.	5,800	115,014
Sterling Bancorp	21,000	294,840
Susquehanna Bancshares, Inc.[2]	83,100	1,189,992
TCF Financial Corp.[2]	76,900	980,475
Tompkins Financial Corp.	7,600	324,596
UnionBanCal Corp.	6,900	370,668
Wachovia Corp.[2]	115,919	2,001,921
Webster Financial Corp.	66,500	1,320,690
Wells Fargo & Co.[2]	101,200	3,063,324
WesBanco, Inc.	10,000	227,900
Westamerica Bancorp[2]	19,800	1,029,600

		23,843,716

Consumer Finance—0.3%
Cash America International, Inc.	41,400	1,745,424
Discover Financial Services	313,000	4,585,450
EZCORP, Inc., Cl. A1	46,200	830,676
First Cash Financial Services, Inc.[1]	11,700	223,119
Student Loan Corp. (The)	3,400	370,362
World Acceptance Corp.[1]	16,500	540,540

		8,295,571

F5 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value
Diversified Financial Services—1.5%
Bank of America Corp.	308,241	$10,141,130
Citigroup, Inc.	282,502	5,279,962
Encore Capital Group, Inc.[1]	6,900	84,525
Financial Federal Corp.	27,200	626,960
JPMorgan Chase & Co.[2]	585,552	23,790,978
Leucadia National Corp.	78,700	3,523,399
NASDAQ OMX Group, Inc. (The)[1,2]	121,900	3,385,163

		46,832,117

Insurance—5.3%
ACE Ltd.	142,100	7,204,470
Alleghany Corp.[1]	650	204,926
Allied World Assurance Holdings Ltd.	60,800	2,529,888
American Equity Investment Life Holding Co.	71,100	621,414
American Financial Group, Inc.	118,100	3,421,357
American National Insurance Co.	2,100	198,450
American Physicians Capital, Inc.	12,200	607,316
Amerisafe, Inc.[1]	27,200	494,224
AmTrust Financial Services, Inc.	23,800	346,766
Aon Corp.	12,800	586,240
Arch Capital Group Ltd.[1]	52,400	3,653,852
Aspen Insurance Holdings Ltd.	100,400	2,549,156
Assurant, Inc.	72,200	4,340,664
Axis Capital Holdings Ltd.	127,500	4,039,200
Berkley (W.R.) Corp.	147,200	3,476,864
Berkshire Hathaway, Inc., Cl. B1	4,550	17,421,950
Brown & Brown, Inc.	144,800	2,544,136
Chubb Corp.	496,100	23,832,644
Cincinnati Financial Corp.	61,400	1,709,376
CNA Financial Corp.	110,200	2,941,238
Conseco, Inc.[1]	68,900	577,382
Darwin Professional Underwriters, Inc.[1]	10,900	337,355
Employers Holdings, Inc.	39,940	711,731
Endurance Specialty Holdings Ltd.	68,800	2,105,280
Fidelity National Title Group, Inc., Cl. A	258,500	3,453,560
First American Corp.	20,930	527,436
FPIC Insurance Group, Inc.[1]	9,700	484,515
Genworth Financial, Inc., Cl. A	268,900	4,294,333
Hanover Insurance Group, Inc.	68,100	2,922,852
Harleysville Group, Inc.	28,700	1,022,581
HCC Insurance Holdings, Inc.	89,500	2,027,175
Infinity Property & Casualty Corp.	14,100	628,296
IPC Holdings Ltd.	52,300	1,678,830
Loews Corp.	167,502	7,463,889
Max Capital Group Ltd.	52,000	1,220,440
Montpelier Re Holdings Ltd.	58,900	924,730
Nationwide Financial Services, Inc., Cl. A	32,300	1,497,105
Odyssey Re Holdings Corp.	82,600	3,227,182
OneBeacon Insurance Group Ltd.	25,800	466,980
Partnerre Holdings Ltd.	52,700	3,705,864

F6 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value
Insurance Continued
Philadelphia Consolidated Holding Co.[1]	75,000	$4,383,750
Platinum Underwriters Holdings Ltd.	44,100	1,592,010
PMA Capital Corp., Cl. A1	7,800	78,078
ProAssurance Corp.[1]	28,900	1,414,366
Protective Life Corp.	87,000	3,128,520
Reinsurance Group of America, Inc.	5,600	278,320
RenaissanceRe Holdings Ltd.	39,400	2,004,278
Safeco Corp.	68,520	4,533,283
Safety Insurance Group, Inc.	15,600	662,532
Selective Insurance Group, Inc.	58,000	1,252,800
StanCorp Financial Group, Inc.	66,800	3,299,252
State Auto Financial Corp.	13,100	378,721
Torchmark Corp.	19,200	1,114,560
Transatlantic Holdings, Inc.	22,700	1,315,238
Travelers Cos., Inc. (The)	207,400	9,150,488
Unitrin, Inc.	21,400	590,426
UnumProvident Corp.	213,900	5,167,824
Wesco Financial Corp.	700	259,000
White Mountains Insurance Group Ltd.	2,200	960,300
Willis Group Holdings Ltd.	82,700	2,586,029
Zenith National Insurance Corp.	23,300	801,753

		166,953,175

Thrifts & Mortgage Finance—0.3%
Anchor BanCorp Wisconsin, Inc.	8,600	61,920
Bank Mutual Corp.	48,700	569,790
Dime Community Bancshares, Inc.	37,200	622,356
First Place Financial Corp.	13,000	141,310
Flushing Financial Corp.	28,500	502,455
Hudson City Bancorp, Inc.	311,500	5,687,990
OceanFirst Financial Corp.	6,700	121,203
Provident Financial Services, Inc.	18,800	274,292
Provident New York Bancorp	14,900	182,972
TFS Financial Corp.	39,900	454,461

		8,618,749

Health Care—6.4%
Biotechnology—0.6%
Amgen, Inc.[1]	179,300	11,229,559
Cubist Pharmaceuticals, Inc.[1]	14,600	330,836
Emergent Biosolutions, Inc.[1]	12,400	167,028
Genentech, Inc.[1]	53,300	5,076,825
Martek Biosciences Corp.[1]	41,300	1,553,293
Momenta Pharmaceuticals, Inc.[1]	10,300	170,774

		18,528,315

Health Care Equipment & Supplies—0.4%
Analogic Corp.	16,300	1,192,834
Boston Scientific Corp.[1]	233,700	2,778,693
ConMed Corp.[1]	16,500	501,435
CryoLife, Inc.[1]	16,000	217,440
Cyberonics, Inc.[1,2]	28,100	776,122
Exactech, Inc.[1]	15,100	433,974
Hill-Rom Holdings, Inc.[2]	51,800	1,455,062
Kensey Nash Corp.[1]	19,600	680,708

F7 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value
Health Care Equipment & Supplies Continued
Merit Medical Systems, Inc.[1]	31,400	$634,594
Sirona Dental Systems, Inc.[1]	28,900	717,298
Steris Corp.	36,600	1,250,622
Vital Signs, Inc.	3,700	270,655
VNUS Medical Technologies, Inc.[1]	7,400	150,664
Zoll Medical Corp.[1]	17,600	554,400

		11,614,501

Health Care Providers & Services—2.1%
Aetna, Inc.	541,200	22,194,612
Almost Family, Inc.[1]	5,300	174,105
AMERIGROUP Corp.[1]	11,800	299,720
Centene Corp.[1]	64,200	1,432,302
Chemed Corp.	8,900	380,920
CorVel Corp.[1]	6,300	206,325
Hanger Orthopedic Group, Inc.[1]	41,600	709,280
Health Net, Inc.[1]	129,900	3,632,004
HealthExtras, Inc.[1]	23,300	699,233
Healthspring, Inc.[1]	103,360	2,010,352
Landauer, Inc.	10,400	669,032
LifePoint Hospitals, Inc.[1]	50,700	1,451,541
Lincare Holdings, Inc.[1]	30,430	980,455
Odyssey Healthcare, Inc.[1]	40,600	382,452
Owens & Minor, Inc.	34,200	1,570,464
PharMerica Corp.[1]	29,300	692,945
PSS World Medical, Inc.[1]	12,000	201,120
UnitedHealth Group, Inc.	63,350	1,778,868
Universal Health Services, Inc., Cl. B	42,400	2,570,288
WellPoint, Inc.[1]	426,700	22,380,415

		64,416,433

Life Sciences Tools & Services—0.3%
Albany Molecular Research, Inc.[1]	23,500	359,550
Applied Biosystems, Inc.	110,600	4,084,458
eResearch Technology, Inc.[1]	37,800	550,368
Life Sciences Research, Inc.[1]	2,400	81,120
Luminex Corp.[1]	9,500	209,000
Pharmaceutical Product Development, Inc.	88,400	3,371,576
Varian, Inc.[1]	24,900	1,230,060

		9,886,132

Pharmaceuticals—3.0%
Abbott Laboratories	31,100	1,752,174
Alpharma, Inc., Cl. A1	37,600	853,896
Eli Lilly & Co.	99,300	4,678,023
Endo Pharmaceuticals Holdings, Inc.[1]	122,360	2,832,634
Johnson & Johnson	519,800	35,590,706
King Pharmaceuticals, Inc.[1]	347,700	4,002,027
Medicis Pharmaceutical Corp., Cl. A	33,400	613,224
Merck & Co., Inc.	374,700	12,327,630
Pfizer, Inc.	1,340,300	25,023,401
Sepracor, Inc.[1]	169,100	2,955,868
Warner Chilcott Ltd., Cl. A1	77,000	1,302,070
Watson Pharmaceuticals, Inc.[1]	129,500	3,743,845

		95,675,498

Industrials—14.5%
Aerospace & Defense—3.8%
Argon ST, Inc.[1]	6,900	170,982
Axsys Technologies, Inc.[1]	11,600	851,904
BE Aerospace, Inc.[1]	130,600	3,353,808

F8 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value
Aerospace & Defense Continued
Boeing Co.	488,200	$29,833,902
Ceradyne, Inc.[1]	29,100	1,348,785
DRS Technologies, Inc.	65,300	5,145,640
Esterline Technologies Corp.[1]	27,900	1,360,962
General Dynamics Corp.	63,400	5,651,476
Honeywell International, Inc.	146,900	7,468,396
L-3 Communications Holdings, Inc.	90,500	8,931,445
Northrop Grumman Corp.	299,900	20,210,261
Raytheon Co.[2]	369,700	21,047,021
Stanley, Inc.[1]	5,100	159,273
Triumph Group, Inc.	18,200	963,872
United Technologies Corp.	214,700	13,736,506

		120,234,233

Air Freight & Logistics—0.1%
Hub Group, Inc., Cl. A1	41,200	1,601,032
Pacer International, Inc.	35,800	849,892

		2,450,924

Airlines—0.1%
Hawaiian Holdings, Inc.[1]	68,000	599,760
SkyWest, Inc.	64,300	978,646

		1,578,406

Building Products—0.1%
Aaon, Inc.	24,900	473,349
Gibraltar Industries, Inc.	17,100	270,351
Insteel Industries, Inc.	34,700	613,149
Lennox International, Inc.	46,400	1,656,480
NCI Building Systems, Inc.[1]	17,000	636,820
Quanex Building Products Corp.	45,350	698,390

		4,348,539

Commercial Services & Supplies—2.0%
Administaff, Inc.	23,170	665,211
Allied Waste Industries, Inc.[1]	16,800	203,280
American Ecology Corp.	21,400	674,314
AMREP Corp.	3,000	148,200
Brink’s Co. (The)	53,000	3,654,880
Casella Waste Systems, Inc., Cl. A1	9,800	126,616
CBIZ, Inc.[1]	51,000	417,690
CDI Corp.	24,800	510,384
ChoicePoint, Inc.[1]	10,200	488,070
Comfort Systems USA, Inc.	47,200	625,872
Consolidated Graphics, Inc.[1]	3,100	103,850
Copart, Inc.[1]	32,200	1,412,292
Deluxe Corp.	66,160	946,088
Exponent, Inc.[1]	19,200	586,368
First Advantage Corp., Cl. A1	6,000	90,960
G&K Services, Inc., Cl. A	18,600	633,144
Hill International, Inc.[1]	38,800	657,660
HNI Corp.[2]	42,100	911,465
ICF International, Inc.[1]	6,400	121,216
Ikon Office Solutions, Inc.	117,830	1,684,969
Kelly Services, Inc., Cl. A	30,800	567,028
Korn-Ferry International[1]	22,200	388,500
Manpower, Inc.	68,300	3,278,400
Miller (Herman), Inc.	111,600	2,917,224
Mine Safety Appliances Co.	19,300	637,672
Monster Worldwide, Inc.[1]	170,100	3,017,574
MPS Group, Inc.[1]	112,600	1,297,152
R.R. Donnelley & Sons Co.	145,600	3,887,520

F9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued

	Shares	Value
Commercial Services & Supplies Continued
Resources Connection, Inc.	50,000	$1,157,000
Robert Half International, Inc.	152,000	3,844,080
Schawk, Inc.	5,300	68,529
School Specialty, Inc.[1]	20,400	679,524
Standard Register Co. (The)	38,900	343,487
Steelcase, Inc., Cl. A	139,600	1,390,416
Sykes Enterprises, Inc.[1]	23,200	409,712
TrueBlue, Inc.[1]	45,500	687,050
United Stationers, Inc.[1]	37,000	1,418,210
Waste Management, Inc.	557,700	19,820,658
Watson Wyatt & Co. Holdings	22,100	1,280,474

		61,752,739

Construction & Engineering—0.2%
Aecom Technology Corp.[1]	108,400	3,086,148
Dycom Industries, Inc.[1]	27,500	436,425
Insituform Technologies, Inc., Cl. A1	21,700	375,193
KBR, Inc.	123,700	3,525,450
Pike Electric Corp.[1]	35,700	635,460

		8,058,676

Electrical Equipment—0.8%
Acuity Brands, Inc.	82,800	3,383,208
AZZ, Inc.[1]	18,000	823,860
Belden, Inc.	41,000	1,513,720
Brady Corp., Cl. A	7,900	289,693
C&D Technologies, Inc.[1]	28,600	229,658
Cooper Industries Ltd., Cl. A	48,000	2,024,160
Emerson Electric Co.	72,400	3,525,880
Encore Wire Corp.[2]	23,800	433,874
GrafTech International Ltd.[1]	195,240	4,578,378
Powell Industries, Inc.[1]	12,000	630,000
Smith (A.O.) Corp.	11,900	472,430
Thomas & Betts Corp.[1]	70,900	2,933,842
Woodward Governor Co.	82,700	3,721,500

		24,560,203

Industrial Conglomerates—2.0%
3M Co.	113,300	7,975,187
General Electric Co.	1,484,400	41,993,676
Raven Industries, Inc.	17,600	669,680
Textron, Inc.	2,057	89,418
Tyco International Ltd.	198,700	8,854,072
Walter Industries, Inc.	25,000	2,621,750

		62,203,783

Machinery—3.5%
Ampco-Pittsburgh Corp.	7,100	308,708
Badger Meter, Inc.	13,100	737,923
Barnes Group, Inc.	9,200	207,828
Blount International, Inc.[1]	51,700	585,761
Cascade Corp.	7,600	333,488
Caterpillar, Inc.	300,900	20,918,568
Columbus McKinnon Corp.[1]	13,700	352,227
Commercial Vehicle Group, Inc.[1]	10,400	100,568
Crane Co.	18,800	667,400
Cummins, Inc.	284,700	18,886,998
Dover Corp.	103,200	5,121,816
Eaton Corp.	4,300	305,472
EnPro Industries, Inc.[1]	21,000	756,210
Federal Signal Corp.	28,500	409,545
Gardner Denver, Inc.[1]	65,900	3,005,040
Gorman-Rupp Co. (The)	15,600	694,824
IDEX Corp.	95,700	3,620,331
Illinois Tool Works, Inc.	130,900	6,132,665

F10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value
Machinery Continued
Ingersoll-Rand Co. Ltd., Cl. A	175,410	$6,314,760
Kadant, Inc.[1]	15,700	335,823
Kennametal, Inc.	102,800	3,059,328
Lincoln Electric Holdings, Inc.	44,500	3,575,575
Lydall, Inc.[1]	27,900	434,124
Mueller Industries, Inc.	48,000	1,232,160
Navistar International Corp.[1]	15,800	884,800
NN, Inc.	9,900	131,868
Nordson Corp.	47,000	3,321,020
Oshkosh Corp.	56,400	1,017,456
Parker-Hannifin Corp.	251,850	15,534,108
Pentair, Inc.	66,900	2,316,078
Sun Hydraulics Corp.	15,500	638,600
Tecumseh Products Co., Cl. A1	10,400	340,600
Timken Co.	112,700	3,721,354
Toro Co. (The)	38,800	1,262,940
Wabtec Corp.	38,600	2,142,300

		109,408,266

Marine—0.1%
Alexander & Baldwin, Inc.	23,900	1,037,021
American Commercial Lines, Inc.[1,2]	10,500	120,225
Star Bulk Carriers Corp.	55,400	622,696

		1,779,942

Road & Rail—1.4%
Arkansas Best Corp.[2]	38,400	1,426,176
Avis Budget Group, Inc.[1]	113,500	692,350
CSX Corp.	75,800	5,122,564
Hertz Global Holdings, Inc.[1]	286,085	2,440,305
Marten Transport Ltd.[1]	20,800	433,056
Norfolk Southern Corp.	415,500	29,882,760
Old Dominion Freight Line, Inc.[1]	23,300	855,110
Ryder Systems, Inc.	53,900	3,555,244
Werner Enterprises, Inc.	900	21,429
YRC Worldwide, Inc.[1,2]	65,900	1,113,710

		45,542,704

Trading Companies & Distributors—0.4%
Applied Industrial Technologies, Inc.	57,300	1,531,056
Fastenal Co.	27,500	1,343,650
GATX Corp.	37,700	1,714,219
Houston Wire & Cable Co.	31,800	625,824
MSC Industrial Direct Co., Inc., Cl. A	70,800	3,377,160
United Rentals, Inc.[1]	123,141	1,992,421
Watsco, Inc.	17,400	867,738
WESCO International, Inc.[1]	37,300	1,404,345

		12,856,413

Information Technology—22.0%
Communications Equipment—2.4%
ADTRAN, Inc.	44,310	990,772
Avanex Corp.[1]	134,600	87,490
Avocent Corp.[1]	53,600	1,274,608
Brocade Communications Systems, Inc.[1]	420,700	2,839,725
Cisco Systems, Inc.[1]	1,579,100	34,724,409
Corning, Inc.	267,300	5,348,673
EchoStar Holding Corp.[1]	58,100	1,858,619
Emulex Corp.[1]	104,100	1,173,207
Harris Corp.	10,100	486,315
Ixia[1]	21,100	184,836
JDS Uniphase Corp.[1]	290,400	3,174,072
ParkerVision, Inc.[1,2]	4,800	52,512
Plantronics, Inc.	87,400	2,128,190

F11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued

	Shares	Value
Communications Equipment Continued
Polycom, Inc.[1]	61,000	$1,439,600
Powerwave Technologies, Inc.[1]	148,300	608,030
QUALCOMM, Inc.	278,000	15,384,520
SeaChange International, Inc.[1]	54,000	400,680
Tekelec, Inc.[1]	83,200	1,297,088
Tellabs, Inc.[1]	478,000	2,456,920

		75,910,266

Computers & Peripherals—5.2%
3PAR, Inc.[1]	30,000	245,100
Adaptec, Inc.[1]	31,400	114,610
Apple, Inc.[1]	162,400	25,813,480
Avid Technology, Inc.[1]	4,100	90,651
Electronics for Imaging, Inc.[1]	37,300	522,573
EMC Corp.[1]	324,700	4,873,747
Hewlett-Packard Co.	1,139,000	51,027,200
Imation Corp.	26,000	495,560
Intermec, Inc.[1]	10,600	199,492
International Business Machines Corp.	403,200	51,601,536
Lexmark International, Inc., Cl. A1	104,300	3,658,844
NCR Corp.[1]	150,000	4,029,000
Netezza Corp.[1]	26,700	347,100
QLogic Corp.[1]	110,700	2,085,588
SanDisk Corp.[1]	180,500	2,545,050
Seagate Technology	276,800	4,143,696
STEC, Inc.[1,2]	58,000	580,000
Sun Microsystems, Inc.[1]	276,800	2,942,384
Synaptics, Inc.[1,2]	31,000	1,494,820
Western Digital Corp.[1]	133,200	3,834,828
Xyratex Ltd.[1]	22,400	331,968

		160,977,227

Electronic Equipment & Instruments—1.8%
Agilent Technologies, Inc.[1]	230,600	8,315,436
Amphenol Corp., Cl. A	104,600	4,986,282
Arrow Electronics, Inc.[1]	121,100	3,901,842
Avnet, Inc.[1]	149,920	4,086,819
AVX Corp.	86,300	869,041
Benchmark Electronics, Inc.[1]	81,500	1,193,160
Cogent, Inc.[1]	41,700	422,838
Cognex Corp.	45,100	850,135
Coherent, Inc.[1]	32,900	1,135,050
CTS Corp.	12,400	159,464
DTS, Inc.[1]	18,400	526,056
Gerber Scientific, Inc.[1]	7,800	92,586
Ingram Micro, Inc., Cl. A1	193,100	3,558,833
IPG Photonics Corp.[1]	5,900	104,784
Jabil Circuit, Inc.	240,400	3,908,904
Molex, Inc.	144,900	3,554,397
MTS Systems Corp.	16,500	691,185
Multi-Fineline Electronix, Inc.[1]	25,000	667,000
National Instruments Corp.	68,400	2,329,020
Newport Corp.[1]	26,100	273,789
OSI Systems, Inc.[1]	6,900	145,383
PC Connection, Inc.[1]	9,600	68,832
Plexus Corp.[1]	56,852	1,620,282
Rofin-Sinar Technologies, Inc.[1]	3,840	130,022
Rogers Corp.[1]	8,300	342,873
SYNNEX Corp.[1]	28,000	654,080
Tech Data Corp.[1]	41,000	1,429,670
Technitrol, Inc.	45,400	636,508
Trimble Navigation Ltd.[1]	107,100	3,555,720
TTM Technologies, Inc.[1]	45,600	513,000
Tyco Electronics Ltd.	114,500	3,794,530
Vishay Intertechnology, Inc.[1]	126,390	1,133,718

		55,651,239

F12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value
Internet Software & Services—0.6%
Google, Inc., Cl. A1	31,595	$14,968,131
j2 Global Communications, Inc.[1]	52,700	1,263,219
National Information Consortium, Inc.	26,300	191,990
Open Text Corp.[1,2]	66,450	2,067,260
RealNetworks, Inc.[1]	21,600	148,392
S1 Corp.[1]	57,200	464,464
United Online, Inc.	25,700	279,102
Vignette Corp.[1]	13,500	152,010

		19,534,568

IT Services—1.1%
Acxiom Corp.	14,500	186,180
Affiliated Computer Services, Inc., Cl. A1	75,800	3,653,560
Broadridge Financial Solutions, Inc.	141,200	2,922,840
CIBER, Inc.[1]	56,500	399,455
Computer Sciences Corp.[1]	99,410	4,709,052
Convergys Corp.[1]	105,500	1,339,850
Electronic Data Systems Corp.	233,700	5,798,097
Forrester Research, Inc.[1]	15,300	515,610
Gartner, Inc.[1]	65,600	1,598,016
Global Cash Access, Inc.[1]	38,800	232,412
Hewitt Associates, Inc.[1]	94,600	3,486,010
Integral Systems, Inc.	15,400	724,262
Metavante Technologies, Inc.	9,700	215,922
Perot Systems Corp., Cl. A1	68,500	1,145,320
RightNow Technologies, Inc.[1]	27,900	448,911
TeleTech Holdings, Inc.[1]	32,000	435,200
Visa, Inc., Cl. A1	83,340	6,088,820

		33,899,517

Office Electronics—0.6%
Xerox Corp.	1,282,100	17,487,844
Zebra Technologies Corp., Cl. A1	68,800	2,119,728

		19,607,572

Semiconductors & Semiconductor Equipment—5.1%
Actel Corp.[1]	36,100	496,375
Altera Corp.	205,800	4,517,310
Amkor Technology, Inc.[1]	149,520	1,309,795
Analog Devices, Inc.	161,950	4,941,095
Applied Materials, Inc.	1,459,500	25,278,540
Atmel Corp.[1]	314,600	1,110,538
Cabot Microelectronics Corp.[1]	49,000	1,912,960
Cymer, Inc.[1]	18,000	476,820
Entegris, Inc.[1]	140,600	889,998
Fairchild Semiconductor International, Inc., Cl. A1	116,300	1,413,045
Integrated Device Technology, Inc.[1]	151,400	1,517,028
Intel Corp.	2,403,400	53,331,446
Intersil Corp., Cl. A	142,900	3,448,177
KLA-Tencor Corp.[2]	112,700	4,236,393
Lattice Semiconductor Corp.[1]	205,700	497,794
Linear Technology Corp.	141,600	4,396,680
LSI Corp.[1]	601,900	4,177,186
Marvell Technology Group Ltd.[1]	296,700	4,388,193
Micrel, Inc.	65,800	626,416
MKS Instruments, Inc.[1]	111,800	2,303,080
Monolithic Power Systems, Inc.[1]	26,700	580,725
National Semiconductor Corp.	193,900	4,062,205

F13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued

	Shares	Value
Semiconductors & Semiconductor Equipment Continued
Pericom Semiconductor Corp.[1]	42,300	$603,198
Semtech Corp.[1]	164,390	2,395,162
Silicon Image, Inc.[1]	5,100	35,751
Teradyne, Inc.[1]	294,600	2,760,402
Texas Instruments, Inc.	1,055,700	25,737,966
Ultratech, Inc.[1]	37,600	554,224
Veeco Instruments, Inc.[1]	17,100	278,388
Volterra Semiconductor Corp.[1]	38,200	626,480
Xilinx, Inc.[2]	26,200	650,546

		159,553,916

Software—5.2%
Activision Blizzard, Inc.[1]	80,000	2,878,400
Amdocs Ltd.[1]	141,100	4,290,851
Ansys, Inc.[1]	25,600	1,174,528
Aspen Technology, Inc.[1]	49,620	659,946
Autodesk, Inc.[1]	135,300	4,314,717
BMC Software, Inc.[1]	72,930	2,398,668
Bottomline Technologies, Inc.[1]	8,600	102,942
CA, Inc.	403,400	9,625,124
Cadence Design Systems, Inc.[1]	326,700	2,414,313
Check Point Software Technologies Ltd.[1]	117,700	2,687,091
Compuware Corp.[1]	359,700	3,956,700
EPIQ Systems, Inc.[1]	10,500	122,640
Fair Isaac Corp.	16,600	369,516
Intuit, Inc.[1]	183,000	5,001,390
JDA Software Group, Inc.[1]	31,400	535,998
Lawson Software, Inc.[1]	89,200	723,412
Manhattan Associates, Inc.[1]	24,600	603,684
MICROS Systems, Inc.[1]	12,340	390,931
Microsoft Corp.	2,649,046	68,133,463
MicroStrategy, Inc., Cl. A1	10,500	634,620
Net 1 UEPS Technologies, Inc.[1]	68,700	1,619,946
Oracle Corp.[1]	677,200	14,580,116
Pegasystems, Inc.	7,400	109,742
Progress Software Corp.[1]	23,700	697,491
Quest Software, Inc.[1]	48,300	729,813
Secure Computing Corp.[1]	78,300	307,719
SPSS, Inc.[1]	6,100	201,605
Sybase, Inc.[1]	110,400	3,710,544
Symantec Corp.[1]	1,197,000	25,220,790
Synopsys, Inc.[1]	104,200	2,502,884
TIBCO Software, Inc.[1]	198,000	1,625,580
Wind River Systems, Inc.[1]	73,500	862,155

		163,187,319

Materials—7.3%
Chemicals—2.9%
Calgon Carbon Corp.[1,2]	39,700	754,300
Celanese Corp., Series A	87,775	3,381,971
CF Industries Holdings, Inc.	32,500	5,312,450
Chemtura Corp.	206,300	1,345,076
Cytec Industries, Inc.	35,400	1,913,724
Dow Chemical Co. (The)	154,500	5,146,395
Ferro Corp.	32,700	711,552
FMC Corp.	24,000	1,784,880
Fuller (H.B.) Co.	56,100	1,402,500
Hercules, Inc.	161,400	3,236,070
Innophos Holdings, Inc.	20,800	610,896
Koppers Holdings, Inc.	19,700	851,237

F14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value
Chemicals Continued
Minerals Technologies, Inc.	20,100	$1,296,651
Monsanto Co.	254,400	30,301,584
Mosaic Co. (The)[1]	92,700	11,792,367
Nalco Holding Co.	157,600	3,703,600
NewMarket Corp.	15,800	975,808
NOVA Chemicals Corp.	52,000	1,325,480
Olin Corp.	69,600	2,069,904
PolyOne Corp.[1]	86,500	648,750
Quaker Chemical Corp.	17,900	534,852
RPM International, Inc.	159,700	3,273,850
Schulman (A.), Inc.	8,900	206,747
Scotts Miracle-Gro Co. (The), Cl. A	32,200	627,256
Stepan Co.	2,500	143,400
Terra Industries, Inc.	81,910	4,423,140
Valhi, Inc.	8,100	185,166
Valspar Corp. (The)	82,900	1,796,443
Westlake Chemical Corp.	28,100	492,031
Zep, Inc.	21,800	372,126

		90,620,206

Containers & Packaging—0.7%
AptarGroup, Inc.	20,000	774,000
Ball Corp.	25,300	1,127,874
Crown Holdings, Inc.[1]	142,800	4,002,684
Greif, Inc., Cl. A	51,700	3,145,428
Owens-Illinois, Inc.[1]	106,200	4,485,888
Rock-Tenn Co., Cl. A	74,330	2,642,432
Sealed Air Corp.	176,800	3,836,560
Sonoco Products Co.	109,200	3,562,104

		23,576,970

Metals & Mining—3.6%
A. M. Castle & Co.	23,400	473,616
AK Steel Holding Corp.[2]	77,030	4,891,405
Alcoa, Inc.	708,100	23,898,375
Freeport-McMoRan Copper & Gold, Inc., Cl. B2	284,400	27,515,700
Kaiser Aluminum Corp.	22,500	1,186,875
Newmont Mining Corp.	31,900	1,529,924
Nucor Corp.	381,500	21,829,430
Olympic Steel, Inc.	13,100	666,135
Reliance Steel & Aluminum Co.	58,100	3,669,596
Schnitzer Steel Industries, Inc.	44,100	3,979,584
Southern Copper Corp.[2]	633,900	17,609,742
United States Steel Corp.	25,155	4,033,856
Worthington Industries, Inc.	138,100	2,449,894

		113,734,132

Paper & Forest Products—0.1%
Deltic Timber Corp.	10,300	626,961
Domtar Corp.[1]	166,200	947,340
Glatfelter	24,400	356,728
Mercer International, Inc.[1]	9,500	59,090

		1,990,119

Telecommunication Services—3.0%
Diversified Telecommunication Services—1.9%
AT&T, Inc.	1,109,000	34,168,290
Embarq Corp.	100,200	4,586,154
Iowa Telecommunications Services, Inc.	34,600	641,484
NTELOS Holdings Corp.	29,500	705,345
Premiere Global Services, Inc.[1]	99,000	1,495,890

F15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued

	Shares	Value
Diversified Telecommunication Services Continued
Verizon Communications, Inc.	418,400	$14,242,336
Windstream Corp.	330,900	3,944,328

		59,783,827

Wireless Telecommunication Services—1.1%
Centennial Communications Corp.[1]	83,700	672,948
Clearwire Corp., Cl. A1	41,800	411,312
iPCS, Inc.[1]	19,000	511,100
MetroPCS Communications, Inc.[1]	159,400	2,650,822
Sprint Nextel Corp.	2,946,200	23,982,068
Syniverse Holdings, Inc.[1]	148,665	2,408,373
Telephone & Data Systems, Inc.	83,900	3,557,360
United States Cellular Corp.[1]	23,300	1,389,845

		35,583,828

Utilities—1.7%
Electric Utilities—1.2%
American Electric Power Co., Inc.	44,600	1,761,700
DPL, Inc.	128,600	3,263,868
Duke Energy Corp.[2]	1,056,900	18,580,302
Edison International, Inc.	22,200	1,073,148
FirstEnergy Corp.	153,100	11,260,505
Sierra Pacific Resources	112,800	1,279,152
UIL Holdings Corp.	10,400	325,312

		37,543,987

Energy Traders—0.2%
Mirant Corp.[1]	123,800	3,789,518
Reliant Energy, Inc.[1]	208,070	3,768,148

		7,557,666
Gas Utilities—0.1%
Laclede Group, Inc. (The)	28,600	1,212,926
South Jersey Industries, Inc.	4,500	167,850
WGL Holdings, Inc.	43,500	1,502,055

		2,882,831

Multi-Utilities—0.2%
Avista Corp.	58,100	1,314,222
Integrys Energy Group, Inc.	72,400	3,696,744

		5,010,966

Water Utilities—0.0%
SJW Corp.	14,500	375,693

Total Common Stocks (Cost 3,027,304,347)		3,117,167,459

Investment Company—0.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 2.67%[3,4] (Cost $5,173,202)	5,173,202	5,173,202
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $3,032,477,549)		3,122,340,661

Investments Purchased with Cash Collateral from Securities Loaned—6.0%[5]
OFI Liquid Assets Fund, LLC, 2.48%[3,4] (Cost $188,263,600)	188,263,600	188,263,600

Total Investments, at Value (Cost $3,220,741,149)	105.8%	3,310,604,261

Liabilities in Excess of Other Assets	(5.8)	(181,545,942)

Net Assets	100.0%	$3,129,058,319

Industry classifications are unaudited.
F16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Partial or fully-loaned security. See Note 7 of accompanying Notes.

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	July 31, 2007	Additions	Reductions	July 31, 2008

OFI Liquid Assets Fund, LLC	—	251,222,425	62,958,825	188,263,600
Oppenheimer Institutional Money Market Fund, Cl. E	43,273,511	769,040,902	807,141,211	5,173,202

		Dividend
	Value	Income

OFI Liquid Assets Fund, LLC	$188,263,600	$48,479	*
Oppenheimer Institutional Money Market Fund, Cl. E	5,173,202	737,441

	$193,436,802	$785,920

*	Net of compensation to counterparties.

4.	Rate shown is the 7-day yield as of July 31, 2008.

5.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7 of accompanying Notes.
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2008

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $3,027,304,347)	$3,117,167,459
Affiliated companies (cost $193,436,802)	193,436,802

3,310,604,261

Cash	137,620

Receivables and other assets:
Investments sold	9,944,250
Dividends	2,589,740
Shares of beneficial interest sold	1,036,347
Other	82,490
Total assets	3,324,394,708

Liabilities
Return of collateral for securities loaned	188,263,600

Payables and other liabilities:
Shares of beneficial interest redeemed	5,286,112
Transfer and shareholder servicing agent fees	635,132
Distribution and service plan fees	588,087
Shareholder communications	396,523
Investments purchased	87,736
Trustees’ compensation	22,749
Other	56,450

Total liabilities	195,336,389

Net Assets	$3,129,058,319

Composition of Net Assets
Par value of shares of beneficial interest	$265,562

Additional paid-in capital	3,327,633,639

Accumulated net investment loss	(35,382)

Accumulated net realized loss on investments and foreign currency transactions	(288,668,612)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	89,863,112

Net Assets	$3,129,058,319

F18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,853,930,631 and 155,782,906 shares of beneficial interest outstanding)	$11.90
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$12.63

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $307,835,664 and 27,109,314 shares of beneficial interest outstanding)	$11.36

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $479,789,147 and 42,036,488 shares of beneficial interest outstanding)	$11.41

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $129,854,730 and 11,108,047 shares of beneficial interest outstanding)	$11.69

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $357,648,147 and 29,525,670 shares of beneficial interest outstanding)	$12.11
See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF  OPERATIONS  For the Year Ended July 31, 2008

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $3,387)	$67,416,446
Affiliated companies	737,441

Interest	79,882

Portfolio lending fees:
Unaffiliated companies	997,075
Affiliated companies	48,479

Other income	47,513

Total investment income	69,326,836

Expenses
Management fees	23,784,876

Distribution and service plan fees:
Class A	5,659,750
Class B	4,188,987
Class C	6,042,001
Class N	708,490

Transfer and shareholder servicing agent fees:
Class A	5,077,875
Class B	951,681
Class C	1,065,509
Class N	402,580
Class Y	200,572

Shareholder communications:
Class A	570,757
Class B	164,768
Class C	130,224
Class N	16,991
Class Y	7,136

Trustees’ compensation	75,218

Custodian fees and expenses	53,283

Administration service fees	1,500

Other	94,962

Total expenses	49,197,160
Less reduction to custodian expenses	(12,522)
Less waivers and reimbursements of expenses	(16,659)

Net expenses	49,167,979

Net Investment Income	20,158,857
F20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$(128,825,969)
Foreign currency transactions	369,159

Net realized loss	(128,456,810)

Net change in unrealized depreciation on:
Investments	(433,073,227)
Translation of assets and liabilities denominated in foreign currencies	(265,549)

Net change in unrealized appreciation	(433,338,776)

Net Decrease in Net Assets Resulting from Operations	$(541,636,729)

See accompanying Notes to Financial Statements.
F21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended July 31,	2008	2007
Operations
Net investment income	$20,158,857	$25,254,621

Net realized gain (loss)	(128,456,810)	349,776,644

Net change in unrealized appreciation	(433,338,776)	187,159,398

Net increase (decrease) in net assets resulting from operations	(541,636,729)	562,190,663

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(19,963,759)	(15,611,867)
Class B	—	—
Class C	(928,338)	—
Class N	(861,600)	(371,142)
Class Y	(4,685,142)	(2,046,080)

	(26,438,839)	(18,029,089)

Distributions from net realized gain:
Class A	(234,140,201)	(119,664,284)
Class B	(46,049,006)	(23,602,300)
Class C	(64,871,091)	(28,105,581)
Class N	(14,111,801)	(5,070,143)
Class Y	(35,634,158)	(9,896,262)

	(394,806,257)	(186,338,570)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(139,003,616)	50,288,663
Class B	(98,042,332)	(12,981,168)
Class C	(46,267,505)	89,231,682
Class N	24,305,896	41,153,724
Class Y	109,343,158	173,040,825

	(149,664,399)	340,733,726

Net Assets
Total increase (decrease)	(1,112,546,224)	698,556,730

Beginning of period	4,241,604,543	3,543,047,813

End of period (including accumulated net investment income (loss) of $(35,382) and $15,774,642, respectively)	$3,129,058,319	$4,241,604,543

See accompanying Notes to Financial Statements.
F22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended July 31,	2008	2007	2006	2005	2004
Per Share Operating Data
Net asset value, beginning of period	$15.35	$14.04	$13.58	$12.69	$10.70

Income (loss) from investment operations:
Net investment income (loss)	.10 [1]	.12 [1]	.09 [1]	.12 [1]	(.02)
Net realized and unrealized gain (loss)	(1.98)	1.94	.91	1.86	2.01

Total from investment operations	(1.88)	2.06	1.00	1.98	1.99

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.09)	(.07)	(.08)	—
Distributions from net realized gain	(1.45)	(.66)	(.47)	(1.01)	—

Total dividends and/or distributions to shareholders	(1.57)	(.75)	(.54)	(1.09)	—

Net asset value, end of period	$11.90	$15.35	$14.04	$13.58	$12.69

Total Return, at Net Asset Value[2]	(13.62)%	14.87%	7.51%	16.16%	18.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,853,930	$2,566,678	$2,284,257	$1,844,002	$1,213,822

Average net assets (in thousands)	$2,282,800	$2,691,156	$2,044,335	$1,490,786	$892,462

Ratios to average net assets:[3]
Net investment income	0.69%	0.80%	0.68%	0.90%	0.11%
Total expenses	1.12%[4,5,6]	1.06%[4,5,6]	1.08%[5]	1.11%[5]	1.17%[5,7]

Portfolio turnover rate	146%	123%	107%	107%	134%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended July 31, 2008	1.12%
Year Ended July 31, 2007	1.06%

5.	Reduction to custodian expenses less than 0.005%.

6.	Waiver or reimbursement of indirect management fees less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL  HIGHLIGHTS  Continued

Class B Year Ended July 31,	2008	2007	2006	2005	2004
Per Share Operating Data
Net asset value, beginning of period	$14.71	$13.50	$13.11	$12.31	$10.47

Income (loss) from investment operations:
Net investment income (loss)	(.01)[1]	— [1,2]	(.02)[1]	.01 [1]	(.07)
Net realized and unrealized gain (loss)	(1.89)	1.87	.88	1.80	1.91

Total from investment operations	(1.90)	1.87	.86	1.81	1.84

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gain	(1.45)	(.66)	(.47)	(1.01)	—

Total dividends and/or distributions to shareholders	(1.45)	(.66)	(.47)	(1.01)	—

Net asset value, end of period	$11.36	$14.71	$13.50	$13.11	$12.31

Total Return, at Net Asset Value[3]	(14.29)%	14.03%	6.64%	15.17%	17.57%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$307,836	$510,881	$479,198	$434,456	$366,608

Average net assets (in thousands)	$418,258	$525,389	$455,267	$403,468	$321,870

Ratios to average net assets:[4]
Net investment income (loss)	(0.07)%	(0.01)%	(0.15)%	0.06%	(0.76)%
Total expenses	1.90%[5,6,7]	1.87%[5,6,7]	1.91%[6]	1.95%[6]	2.01%[6,8]

Portfolio turnover rate	146%	123%	107%	107%	134%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended July 31, 2008	1.90%
Year Ended July 31, 2007	1.87%

6.	Reduction to custodian expenses less than 0.005%.

7.	Waiver or reimbursement of indirect management fees less than 0.005%.

8.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Class C Year Ended July 31,	2008	2007	2006	2005	2004
Per Share Operating Data
Net asset value, beginning of period	$14.78	$13.56	$13.16	$12.34	$10.48

Income (loss) from investment operations:
Net investment income (loss)	— [1,2]	.01 [1]	(.01)[1]	.02 [1]	(.05)
Net realized and unrealized gain (loss)	(1.90)	1.87	.88	1.81	1.91

Total from investment operations	(1.90)	1.88	.87	1.83	1.86

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	—	—	—	—
Distributions from net realized gain	(1.45)	(.66)	(.47)	(1.01)	—

Total dividends and/or distributions to shareholders	(1.47)	(.66)	(.47)	(1.01)	—

Net asset value, end of period	$11.41	$14.78	$13.56	$13.16	$12.34

Total Return, at Net Asset Value[3]	(14.24)%	14.04%	6.69%	15.30%	17.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$479,789	$680,871	$539,720	$448,492	$348,928

Average net assets (in thousands)	$604,615	$641,709	$489,988	$404,242	$289,046

Ratios to average net assets:[4]
Net investment income (loss)	(0.01)%	0.05%	(0.07)%	0.16%	(0.63)%
Total expenses	1.83%[5,6,7]	1.80%[5,6,7]	1.83%[6]	1.85%[6]	1.89%[6,8]

Portfolio turnover rate	146%	123%	107%	107%	134%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended July 31, 2008	1.83%
Year Ended July 31, 2007	1.80%

6.	Reduction to custodian expenses less than 0.005%.

7.	Waiver or reimbursement of indirect management fees less than 0.005%.

8.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL  HIGHLIGHTS  Continued

Class N Year Ended July 31,	2008	2007	2006	2005	2004
Per Share Operating Data
Net asset value, beginning of period	$15.12	$13.84	$13.40	$12.56	$10.62

Income (loss) from investment operations:
Net investment income (loss)	.05 [1]	.07 [1]	.04 [1]	.06[1]	(.04)
Net realized and unrealized gain (loss)	(1.94)	1.92	.90	1.84	1.98

Total from investment operations	(1.89)	1.99	.94	1.90	1.94

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)	(.05)	(.03)	(.05)	—
Distributions from net realized gain	(1.45)	(.66)	(.47)	(1.01)	—

Total dividends and/or distributions to shareholders	(1.54)	(.71)	(.50)	(1.06)	—

Net asset value, end of period	$11.69	$15.12	$13.84	$13.40	$12.56

Total Return, at Net Asset Value[2]	(13.91)%	14.57%	7.09%	15.62%	18.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$129,855	$141,253	$90,293	$58,243	$33,665

Average net assets (in thousands)	$141,529	$123,744	$73,232	$46,600	$22,846

Ratios to average net assets:[3]
Net investment income (loss)	0.38%	0.45%	0.30%	0.46%	(0.28)%
Total expenses	1.43%[4]	1.39%[4]	1.45%	1.54%	1.62%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.43%	1.39%	1.45%	1.53%	1.54%

Portfolio turnover rate	146%	123%	107%	107%	134%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended July 31, 2008	1.43%
Year Ended July 31, 2007	1.39%
See accompanying Notes to Financial Statements.
F26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Class Y Year Ended July 31,	2008	2007	2006	2005	2004
Per Share Operating Data
Net asset value, beginning of period	$15.60	$14.25	$13.76	$12.86	$10.79

Income (loss) from investment operations:
Net investment income	.15 [1]	.18 [1]	.14 [1]	.15 [1]	.05
Net realized and unrealized gain (loss)	(2.00)	1.97	.93	1.89	2.02

Total from investment operations	(1.85)	2.15	1.07	2.04	2.07

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.14)	(.11)	(.13)	—
Distributions from net realized gain	(1.45)	(.66)	(.47)	(1.01)	—

Total dividends and/or distributions to shareholders	(1.64)	(.80)	(.58)	(1.14)	—

Net asset value, end of period	$12.11	$15.60	$14.25	$13.76	$12.86

Total Return, at Net Asset Value[2]	(13.26)%	15.31%	7.94%	16.43%	19.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$357,648	$341,922	$149,580	$44,303	$6,589

Average net assets (in thousands)	$368,893	$262,277	$90,378	$27,864	$5,921

Ratios to average net assets:[3]
Net investment income	1.11%	1.14%	1.01%	1.14%	0.57%
Total expenses	0.69%[4,5,6]	0.68%[4,5,6]	0.72%[5]	0.82%[5]	0.67%[5]

Portfolio turnover rate	146%	123%	107%	107%	134%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended July 31, 2008	0.69%
Year Ended July 31, 2007	0.68%

5.	Reduction to custodian expenses less than 0.005%.

6.	Waiver or reimbursement of indirect management fees less than 0.005%.
See accompanying Notes to Financial Statements.
F27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Main Street Opportunity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
     Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the closing price reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing “bid” and “asked” prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the “bid” and “asked” prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close
F28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company’s net asset value per share. “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited
F29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Appreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3]	Tax Purposes

$—	$5,491,596	$283,082,979	$78,785,882

1.	As of July 31, 2008, the Fund had $283,082,979 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2017.

2.	During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carryforward.

3.	During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
F30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Accordingly, the following amounts have been reclassified for July 31, 2008. Net assets of the Fund were unaffected by the reclassifications.

	Reduction to	Reduction to
	Accumulated	Accumulated Net
Increase to	Net Investment	Realized Loss
Paid-in Capital	Income	on Investments[4]
$1,150,723	$9,530,042	$8,379,319

4.	$ 1,150,723 was distributed in connection with Fund share redemptions.
The tax character of distributions paid during the years ended July 31, 2008 and July 31, 2007 was as follows:

	Year Ended	Year Ended
	July 31, 2008	July 31, 2007
Distributions paid from:
Ordinary income	$217,008,139	$113,941,721
Long-term capital gain	204,236,957	90,425,938

Total	$421,245,096	$204,367,659

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,231,818,379

Gross unrealized appreciation	$292,319,907
Gross unrealized depreciation	(213,534,025)

Net unrealized appreciation	$78,785,882

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
F31 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F32 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2008		Year Ended July 31, 2007
	Shares	Amount	Shares	Amount
Class A
Sold	38,809,701	$537,943,927	67,834,856	$1,016,927,358
Dividends and/or distributions reinvested	16,692,730	230,359,672	8,352,096	122,608,749
Redeemed	(66,879,246)	(907,307,215)	(71,775,981)	(1,089,247,444)

Net increase (decrease)	(11,376,815)	$(139,003,616)	4,410,971	$50,288,663

Class B
Sold	3,204,462	$42,423,634	6,960,228	$99,743,192
Dividends and/or distributions reinvested	3,294,572	43,608,090	1,567,120	22,143,398
Redeemed	(14,128,466)	(184,074,056)	(9,286,714)	(134,867,758)

Net decrease	(7,629,432)	$(98,042,332)	(759,366)	$(12,981,168)

Class C
Sold	6,627,025	$88,689,647	11,601,424	$168,357,535
Dividends and/or distributions reinvested	4,480,045	59,539,797	1,782,890	25,317,039
Redeemed	(15,122,904)	(194,496,949)	(7,136,888)	(104,442,892)

Net increase (decrease)	(4,015,834)	$(46,267,505)	6,247,426	$89,231,682

Class N
Sold	4,123,875	$54,936,521	4,764,730	$70,547,026
Dividends and/or distributions reinvested	1,017,314	13,815,129	350,116	5,069,683
Redeemed	(3,376,497)	(44,445,754)	(2,295,339)	(34,462,985)

Net increase	1,764,692	$24,305,896	2,819,507	$41,153,724

Class Y
Sold	11,141,011	$153,375,817	12,174,806	$185,199,803
Dividends and/or distributions reinvested	2,878,274	40,295,835	801,871	11,931,845
Redeemed	(6,406,432)	(84,328,494)	(1,563,298)	(24,090,823)

Net increase	7,612,853	$109,343,158	11,413,379	$173,040,825

F33 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the year ended July 31, 2008, were as follows:

	Purchases	Sales
Investment securities	$5,577,132,011	$6,124,542,006
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Over $5 billion	0.58
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2008, the Fund paid $7,669,869 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in
F34 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2008 for Class B, Class C and Class N shares were $1,939,049, $6,882,537 and $1,988,115, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor
July 31, 2008	$920,037	$32,442	$651,524	$49,783	$6,451
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended July 31, 2008, the Manager waived $16,659 for IMMF management fees.
F35 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of July 31, 2008, the Fund had no outstanding forward contracts.
6. Illiquid Securities
As of July 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on
F36 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

demand. As of July 31, 2008, the Fund had on loan securities valued at $184,114,454. Collateral of $188,263,600 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
8. Recent Accounting Pronouncements
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
     In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
9. Change in Independent Registered Public Accounting Firm (Unaudited)
At a meeting held on August 20, 2008, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund for fiscal year 2009, replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal 2008 audit. During the two most recent fiscal years the audit reports of Deloitte & Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in connection with its reports.
F37 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of
Oppenheimer Main Street Opportunity Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Opportunity Fund (the “Fund”), including the statement of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Denver, Colorado
September 12, 2008
F38 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Capital gain distributions of $0.7515 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 12, 2007. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).
     Dividends, if any, paid by the Fund during the fiscal year ended July 31, 2008 which are not designated as capital gain distributions should be multiplied by 79.23% to arrive at the amount eligible for the corporate dividend-received deduction.
     A portion, if any, of the dividends paid by the Fund during the fiscal year ended July 31, 2008 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $66,033,907 of the Fund’s fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended July 31, 2008, $23,623 or 0.0894% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $62,437,101 or 32.76% of the short-term capital gain distribution paid and to be paid by the Fund qualifies as a short-term capital gain dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseeneen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees (since 2003), Trustee (since 2000) Age: 71	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (non- profit) (since 1991); Former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991- 2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992- 1997); U.S. Senator (January 1979-January 1991). Oversees 39 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 1999) Age: 72	Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 1999) Age: 70	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000–June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (financial services firm) (July 1994-June 1998). Oversees 39 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 1999) Age: 66	Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 39 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 1999) Age: 67	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 39 portfolios in the OppenheimerFunds complex.
23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Beverly L. Hamilton, Trustee (since 2002) Age: 61	Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001- 2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 39 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2002) Age: 64	Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996- April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 39 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2000) Age: 66	Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee of Worcester Polytech Institute (since 1985); Chairman (since 1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 41 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 59	Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

John V. Murphy, Continued	President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 103 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Reinganum, Zavanelli, Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey, Petersen, Szilagyi, Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Dr. Marc Reinganum, Vice President and Portfolio Manager (since 2008) Age: 55	Vice President of the Manager (since September 2002). Director of Quantitative Research and Portfolio Strategist for Equities; the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University (since 1995). At Southern Methodist University, Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. A portfolio manager and officer of 6 portfolios in the OppenheimerFunds complex.

Mark Zavanelli, Vice President and Portfolio Manager (since 1999) Age: 37	Vice President of the Manager (since November 2000). A Chartered Financial Analyst. A portfolio manager and officer of 6 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 48	Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 103 portfolios in the OppenheimerFunds complex.
25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Brian S. Petersen, Assistant Treasurer (since 2004) Age: 38	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002). An officer of 103 port- folios in the OppenheimerFunds complex.

Brian C. Szilagyi, Assistant Treasurer (since 2005) Age: 38	Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Lisa I. Bloomberg, Assistant Secretary (since 2004) Age: 40	Vice President (since May 2004) and Deputy General Counsel (since May 2008); of the Manager; Associate Counsel of the Manager (May 2004-May 2008); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 103 portfolios in the OppenheimerFunds complex.

Kathleen T. Ives, Assistant Secretary (since 2001) Age: 42	Vice President (since June 1998), Deputy General Counsel (since May 2008) and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Senior Counsel of the Manager (October 2003-May 2008). An officer of 103 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request by calling 1.800.525.7048.
26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, and Edward L. Cameron, a member of the Board’s Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $30,350 in fiscal 2008 and $26,100 in fiscal 2007.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during in fiscal 2008 and $32,732 in fiscal 2007 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)	(1)	Exhibit attached hereto.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Main Street Opportunity Fund

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date: 09/12/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date: 09/12/2008

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date: 09/12/2008